Condensed Statements of Cash Flows - ILS (₪) ₪ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flow from operating activity
Comprehensive loss for the period		₪ (16,119)	₪ (16,284)	₪ (34,938)
Adjustments required to present cash flows from operating activities (Appendix A)		751	(31)	532
Net cash used in operating activities		(15,368)	(16,315)	(34,406)
Cash flows from investment activity
Change in restricted as to withdrawal			(5)	(5)
Purchase of property and equipment		(7)	(10)	(79)
Net cash used in investment activity		(7)	(15)	(84)
Cash flows from financing activity
Proceeds received from issuance of ADSs resulted from partial exercise of Commitment Amount under equity line		15,165	6,307	16,277
Net proceeds received from issuance of third and fourth promissory note				10,532
Repayment of government grants				(144)
Net proceeds received from issuance of ADSs and warrants as part of shelf prospectus through public offering transaction		4,900	4,222	4,222
Repayment of principal in respect of leasing liability		(235)	(117)	(352)
Exercise of restricted share units into ordinary shares	[1]
Net cash provided by financing activity		19,830	10,412	30,535
Change in balance of cash and cash equivalents		4,455	(5,918)	(3,955)
Exchange differences on cash and cash equivalents		(1,760)	108	141
Balance of cash and cash equivalents, beginning of period		13,298	17,112	17,112
Balance of cash and cash equivalents, end of period		15,993	11,302	13,298
Income and expenses not involving cash flows
Depreciation		44	47	98
Amortization of right for use asset		190	129	320
Interest expenses in respect of leasing		37	50	95
Share-based payment to employees and service providers		255	388	598
Revaluation of derivative warrant liability and related expenses		(3,122)	(217)	(274)
Recognition of discount, interest and exchange differences expenses related to Promissory Note		386	494	1,246
Finance expenses incurred from partial exercise of Commitment Amount under equity line		100	696	1,318
Exchange differences on cash and cash equivalent and restricted deposits		1,760	(108)	(141)
Changes in liability in respect of government grants		90	123	(224)
Income and expenses not involving cash flows total		(260)	1,602	3,036
Changes in asset and liability items
Decrease (increase) in other current assets		924	262	(177)
Increase in trade receivables		(38)	(56)	(320)
Decrease (increase) in inventory		873	(1,226)	(479)
Decrease in trade payables		(355)	(608)	(2,477)
Increase (decrease) in other current liabilities		(393)	(5)	949
Changes in asset and liability total		1,011	(1,633)	(2,504)
Adjustments required to present cash flows from operating activities		751	(31)	532
Appendix B – Non-cash investment and financing activities
Repayment of promissory note (principal and interest) through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line		5,057	3,721	12,581
Appendix C - Additional information pertaining to cash flows
Interest received		₪ 193		₪ 404

[1]	Representing amount lower than NIS 1.